[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04917

Morgan Stanley Federal Securities Trust

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Federal Securities Trust

Portfolio of Investments July 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE

	Mortgage-Backed Securities (96.8%)
	Federal Home Loan Mortgage Corp. (2.8%)
$5,000	*	5.00%	$5,032,812
3,668	10/01/10 - 02/01/20	9.50	4,123,803
847	06/01/16 - 10/01/19	10.00	948,956
104	02/01/16 - 12/01/17	10.50	116,818
			10,222,389

	Federal Home Loan Mortgage Corp. PC Gold (15.3%)
4,700	*	6.00	4,820,439
29,663	07/01/28 - 11/01/33	6.50	31,040,643
15,142	12/01/28 - 08/01/32	7.50	16,254,242
2,720	03/01/23 - 07/01/31	8.00	2,953,531
			55,068,855

	Federal National Mortgage Assoc. (69.6%)
28,500	*	4.50	27,725,813
28,300	*	5.00	28,512,250
84,700	*	5.50	85,459,937
17,775	02/01/33 - 03/01/33	6.00	18,256,776
20,150	*	6.50	21,031,563
16,062	01/01/27 - 11/01/33	6.50	16,791,855
37,917	07/01/23 - 06/01/32	7.00	40,152,813
9,001	11/01/29 - 05/01/32	7.50	9,641,767
2,751	05/01/24 - 02/01/32	8.00	2,995,712
292	01/01/22 - 04/01/25	8.50	321,299
209	09/01/19 - 05/01/20	9.50	236,845
60	03/01/16 - 02/01/18	9.75	66,892
			251,193,522

	Government National Mortgage Assoc. (8.9%)
10,200	*	5.50	10,260,563
15,000	*	6.00	15,426,562
1,982	08/15/25 - 05/15/29	6.50	2,078,259
48	01/15/29 - 08/15/29	7.50	52,152
1,106	10/15/19 - 10/15/24	8.50	1,218,277
2,572	11/15/17 - 06/15/20	9.50	2,907,376
90	05/15/16 - 11/15/20	10.00	101,878
			32,045,067

	Government National Mortgage Assoc. II (0.2%)
744	05/20/30	8.00	812,580

	Total Mortgage-Backed Securities (Cost $346,648,725)		349,342,413

	U.S. Government Obligations (11.3%)
	U.S. Treasury Notes (10.6%)
8,800	02/15/13	3.88	8,506,784
29,400	11/15/04	5.88	29,769,823
			38,276,607
	U.S. Treasury Strip (0.7%)
8,000	11/15/2025	0.00	2,453,688

	Total U.S. Government Obligations (Cost $41,976,149)		40,730,295

	Short-Term Investments (45.9%)
	U.S. Government Agencies & Obligations (a) (21.0%)
36,000	Federal Home Loan Bank 08/20/04-09/03/04	1.225 - 1.28	35,966,375
1,600	U.S. Treasury Bill† 01/13/05	1.65	1,588,010
13,000	U.S. Treasury Note 11/15/04	5.88	13,163,527
25,000	U.S. Treasury Note 08/15/04	6.00	25,049,825
	Total U.S. Government Agencies & Obligations (Cost $76,491,524)		75,767,737

	Repurchase Agreement (24.9%)
89,919	Joint repurchase agreement account due 08/02/04 (dated 07/30/04 proceeds $89,929,132) (b) (Cost $89,919,000)	1.36	89,919,000

	Total Short-Term Investments (Cost $166,410,524)		165,686,737

	Total Investments (Cost $555,035,398) (c) (d)	154.1%	555,759,445

	Liabilities In Excess of Other Assets	(54.1)	(195,015,222)

	Net Assets	100.0%	$360,744,223

PC                               Participation Certificate.

†                                         A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $ 385,250.               .

*                                         Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)                               Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)                               Collateralized by federal agency and U.S. Treasury obligations.

(c)                                Securities have been designated as collateral in an amount equal to $ 265,594,307 in connection with securities purchased on a forward commitment basis and open futures contracts.

(d)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 2,987,907 and the aggregate gross unrealized depreciation is $ 2,117,536, resulting in net unrealized appreciation of $ 724,047.

FUTURES CONTRACTS OPEN AT JULY 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION (APPRECIATION)
59	Short	U.S. Treasury Notes
		5 Year September 2004	$(6,460,500)	$(94,209)
207	Short	U.S. Treasury Notes
		2 Year September 2004	(43,702,875)	(120,257)
44	Short	U.S. Treasury Notes
		10 Year September 2004	(4,871,625)	(115,960)
128	Long	U.S. Treasury Bonds
		20 Year September 2004	13,852,000	431,421

	Total unrealized appreciation			$100,995

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Federal Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004